Basis of Preparation - Write Downs (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 MXN ($)
Notes and other explanatory information [abstract]
Inventories	$ 613
Property, plant and equipment	1,081
Additional expenses & losses	1,612
Subtotal	3,306
Insurance recovery	(1,669)
Total	1,637
Insurance recovery, accounts receivable	334
Insurance recovery, net cash flow received	1,335
Insurance recovery, operating activities	1,090
Insurance recovery, investing activities	$ 245